Minimum cash and minimum capital - Summary of Minimum Cash (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Minimum Cash [Line Items]
BCRA – current account - not restricted	$ 2,165,865,584	$ 996,656,856
BCRA – special guarantee accounts – restricted	347,046,379	278,581,901
SUBTOTAL	2,512,911,963	1,275,238,757
TOTAL	5,481,850,872	4,120,354,953
Government securities in pesos - Measured at fair value through OCI
Minimum Cash [Line Items]
Minimum cash	2,384,960,753	2,634,765,198
Government securities in pesos - Measured at amortized cost
Minimum Cash [Line Items]
Minimum cash	$ 583,978,156	$ 210,350,998